INVESTMENT ADVISORY AGREEMENT

AGREEMENT, made as of December 31, 2020, between The Korea Fund, Inc., a Maryland corporation (the “ Fund” ) and JPMorgan Asset Management (Asia Pacific) Limited, a Hong Kong private company limited by shares with its registered office at 21st Floor, Chater House, 8 Connaught Road Central, Hong Kong (the “ Adviser”). This Agreement shall be effective as of the date first written above.

WHEREAS, the Fund is registered with the Securities and Exchange Commission (the “Commission” or the “ SEC” ) as a closed-end management investment company under the Investment Company Act of 1940, as amended , and the rules and regulations thereunder (the “1940 Act” ); and

WHEREAS, the Fund desires to retain the Adviser to render investment advisory services, and the Adviser is willing to render such services;

NOW, THEREFORE, WITNESSETH: that in consideration of the premises and mutual promises hereinafter set forth, the parties hereto agree as follows:

1. The Fund hereby appoints the Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement, as amended or supplemented from time to time. The Adviser hereby accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2. Subject to the general supervision of the Fund’s Board of Directors (the “Directors”), the Adviser shall manage the investment operations of the Fund and the composition of the Fund’s holdings of securities and investments, including cash, the purchase, retention and disposition thereof and agreements relating thereto, subject to the following agreements and understandings:

(a) The Adviser shall, at its own expense, furnish a continuous investment program for the Fund and determine from time to time what investments or securities will be purchased, retained, sold or lent by the Fund, and what portion of the assets will be invested or held uninvested as cash.

(b) The Adviser shall use the same skill and care in the management of the Fund’s investments as it uses in the administration of other accounts for which it has investment responsibility as agent.

(c) The Adviser represents and warrants that it is registered with Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and the rules and regulations there under (the “Advisers Act” ) and will maintain such registration in good standing while this Agreement remains in effect, and shall otherwise at all times have and maintain all such other U.S. and non-U.S. registrations, licenses and governmental approvals and authorizations necessary or required for the Adviser to provide the services contemplated hereunder.

(d) The Adviser, in the performance of its investment management and other duties and obligations under this Agreement, shall act in conformity with the Fund’s Articles of Incorporation and By-laws, each as amended or restated, and the Fund’s then-current investment objectives, policies and restrictions as stated in the Fund’s most recently effective registration statement on Form N-2, as amended or supplemented, including with respect to any amendments, changes or additions to such investment objectives, policies and restrictions as may be approved by the Board and/or disclosed in the Fund’s shareholder reports or other public filings or press releases, including during periods in which the Fund does not have an active, effective registration statement, (collectively, the “Governing Documents”) and with directions of the Directors of the Fund that are not inconsistent with the Governing Documents. In the performance of its duties and obligations hereunder, the Adviser shall also conform to and comply with the requirements of the 1940 Act and all other applicable U.S. federal and state and non-U.S. laws and regulations, including, without limitation, any applicable SEC exemptive relief, no-action letters or other guidance, and the provisions of the Internal Revenue Code of 1986 relating to regulated investment companies and the rules and regulations of the Commodity Futures Trading Commission and any securities exchanges on which the Fund‘s shares are listed for trading.

(e) The Adviser shall determine the securities to be purchased, sold or lent by the Fund and as agent for the Fund will effect portfolio transactions pursuant to its determinations either directly with the issuer or with any broker and/or dealer in such securities; the Adviser shall also, without limitation as to any other type of security or instrument, determine whether and when the Fund shall enter into repurchase or reverse repurchase agreements.

In the selection of brokers or dealers and the placing of orders for the purchase and sale of portfolio investments for the Fund, the Adviser shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for the Fund the most favorable price and execution available, the Adviser, bearing in mind the Fund’s best interests at all times, shall consider all factors it deems relevant, including by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker or dealer involved and the quality of service rendered by the broker or dealer in other transactions. Subject to such policies as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides “brokerage and research services” (as defined in the 1934 Act, giving effect to any interpretations thereof or exemptive relief granted by the Commission and/or its staff) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other clients of the Adviser as to which the Adviser exercises investment discretion. The Fund hereby agrees with the Adviser and with any Subadviser as provided in Section 2(h) hereof that any entity or person associated with the Adviser or such Subadviser which is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of the Fund which is permitted by Section 11(a) of the Securities Exchange Act of 1934 , as amended, and the rules and regulations thereunder (the “1934 Act”).

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other customers of the Adviser, the Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be so sold or purchased in order to obtain best execution, including lower brokerage commissions or other transaction costs, if applicable. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund.

(f) The Adviser shall maintain books and records with respect to the fund’s securities transactions and as otherwise required in connection with the Adviser’s services on behalf of the Fund hereunder, and shall render to the Fund’s Directors such periodic and special reports, each as required by the 1940 Act and the Advisers Act, and as otherwise may be reasonably requested by the Directors.

(g) The Adviser shall have the responsibility to exercise or procure the exercise of any voting right attaching to investments of the Fund in accordance with the Adviser’s proxy voting policies and procedures in effect from time to time. The Directors will approve such policies as the Fund’s proxy voting policies. Unless otherwise determined by the Directors and notified to the Adviser, the Adviser shall have the responsibility to exercise or procure the exercise of any rights of the Fund with respect to any class action proceedings or other corporate or legal actions concerning investments of the Fund.

(h) It is understood and agreed that the Adviser may from time to time employ or associate with such other entities or persons as the Adviser believes appropriate to assist in the performance of this Agreement (each a “Subadviser”), and that any such Subadviser shall have all of the rights and powers of the Adviser set forth in this Agreement; provided, that the Fund shall not pay any additional compensation for the services provided by any Subadviser and the Adviser shall be as fully responsible to the fund for the acts and omissions of the Subadviser as it is for its own acts and omissions hereunder unless otherwise agreed by the parties; and provided further, that the retention of any Subadviser to act as a discretionary portfolio manager shall be approved in advance by (i) the Directors of the Fund and (ii) the shareholders of the Fund if and to the extent required under any applicable provisions of the 1940 Act and related Commission guidance or exemptive relief. The Adviser will review, monitor and report to the

Fund’s Directors regarding the performance and investment procedures of any Subadviser acting as a discretionary portfolio manager. In the event that the services of any Subadviser are terminated, the Adviser may provide investment advisory services pursuant to this Agreement to the Fund without a Subadviser and without further shareholder approval to the extent consistent with the 1940 Act and any related Commission guidance or exemptive relief. A Subadviser may be an affiliate of the Adviser. For the avoidance of doubt, the Adviser may, to the extent permitted by the 1940 Act and other applicable law, and at the Adviser’s expense, utilize affiliates and other third parties to perform research services and duties such as accounting, reporting, proxy voting, international order routing and other services ancillary to the investment advisory services called for hereunder without seeking the aforementioned prior approvals, provided that the Adviser shall be as fully responsible to the Fund for the acts and omissions of such affiliates or other third parties as it is for its own acts and omissions hereunder unless otherwise agreed by the parties.

Notwithstanding the foregoing, it is understood that the Fund may retain the Adviser and/or its affiliates to provide administrative, custody and other services not called for under this Agreement and pay compensation or reimbursement there for separate from and in addition to the compensation payable for investment advisory services under this Agreement.

(i) The investment advisory services of the Adviser under this Agreement are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

3. The Adviser shall keep the Fund’s books and records required to be maintained by it pursuant to paragraph 2(f). The Adviser agrees that all records which it maintains for the Fund are the property of the Fund and it will promptly surrender any of such records to the Fund upon the Funds request. The Adviser further agrees to preserve for the periods prescribed by Rule 3la-2 of the Commission under the 1940 Act any such records as are required to be maintained by the Adviser with respect to the Fund by Rule 31a-I of the Commission under the 1940 Act.

4. The Adviser and/or its affiliates (together, “ JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. The Adviser, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients, provided that such activities will not adversely affect or otherwise impair the performance by the Adviser of its duties and obligations under this Agreement and such activities are not otherwise prohibited by applicable law. It is the Adviser’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of the Adviser’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

The Adviser, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of the Adviser and/or JPMorgan Chase . The Adviser and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, the Adviser is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of the Adviser, or JPMorgan Chase or its clients.

5. During the term of this Agreement the Adviser will pay all expenses incurred by it or its affiliates or other third-parties in connection with the Adviser’s provision of services and activities under this Agreement, other than the cost of securities and investments purchased for a Fund (including taxes and brokerage commissions, if any). The Adviser assumes and shall pay for maintaining its staff and personnel and shall, at its own expense, provide the equipment, office space, office supplies, including stationary, and facilities necessary to perform its obligations under this Agreement, including, but not limited to, communications facilities and computer systems and applications.

6. For the services provided and the expenses borne by the Adviser pursuant to this Agreement, the Fund will pay to the Adviser as full compensation therefor a fee in United States dollars which, on an annual basis, is equal to 0.700% per annum of the value of the Fund’s average daily net assets up to and including $250 million of net assets, and 0.650% per annum of the value of the Fund’s average daily net assets in excess of $250 million of net assets. Such fee will be computed daily and paid monthly within five (5) business days after the end of such month. If the Adviser shall serve for less than the whole of a month, the foregoing compensation shall be prorated for such month. The value of the net assets of the Fund shall be determined pursuant to the applicable provisions of the Articles of Incorporation and By-laws of the Fund, each as amended or restated, and the average daily net assets of the Fund shall be determined by taking an average of all the determinations of such amount during such month at the close of business on each business day during such month while this Agreement is in effect.

In the event that the Adviser has agreed to a fee waiver or an expense limitation or reimbursement arrangement with the Fund, subject to such terms and conditions as the Adviser and the Fund may set forth in such agreement, the compensation due to the Adviser hereunder shall be reduced, and, if necessary, the Adviser shall bear expenses with respect to the Fund, to the extent required by such fee waiver or expense limitation or reimbursement arrangement.

7. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

8. Notice is hereby given that this Agreement is executed on behalf of the Directors of the Fund as directors and not individually and that the obligations of the Fund under this Agreement are not binding upon any of the Directors or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

9. This Agreement will become effective as of the date first written above and, unless sooner terminated as provided herein, shall continue in effect for an initial period of two (2) years from such effective date. Thereafter, if not sooner terminated as provided herein, this Agreement shall continue in effect for successive periods of one (1) year, but only so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act. This Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of all the Directors of the Fund or by the affirmative vote of “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund on 60 days’ written notice to the Adviser, or by the Adviser at any time, without the payment of any penalty, on 90 days’ written notice to the Fund. This Agreement will automatically and immediately terminate in the event of its “assignment” (as defined in the 1940 Act).

10. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided herein or authorized by the Directors of the Fund from time to time, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

11. This Agreement may be amended by mutual written consent, subject to any requirements for approval by the vote of a majority of the outstanding voting securities of the Fund by the provisions of Section 15 of the 1940 Act. In addition to the requirements of this paragraph 11, the terms of any amendment of this Agreement must be approved by a vote of a majority of those Directors of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such amendment.

12. Notices of any kind to be given to the Adviser by the Fund shall be in writing and shall be duly given if mailed or delivered to the Adviser at JPMorgan Asset Management (Asia Pacific) Limited, 21st Floor, Chater House, 8 Connaught Road Central, Hong Kong, or at such other address or to such other individual as shall be specified by the Adviser to the Fund. Notices of any kind to be given to the Fund by the Adviser shall be in writing and shall be duly given if mailed or delivered to the Secretary of the Fund at the Fund’s then principal business address.

13. No person other than the Fund and the Adviser is a party to this Agreement or shall be entitled to any right or benefit arising under or in respect of this Agreement; there are no third-party beneficiaries of this Agreement. Without limiting the generality of the foregoing, nothing in this Agreement is intended to, or shall be read to, (i) create in any person other than the Fund (including without limitation any shareholder of the Fund) any direct, indirect, derivative, or other rights against the Adviser, or (ii) create or give rise to any duty or obligation on the part of the Adviser (including without limitation any fiduciary duty) to any person other than the Fund, all of which rights, benefits, duties, and obligations are hereby expressly excluded.

14. Terms used in this Agreement that are defined by reference to the 1940 Act shall be construed in a manner consistent with the 1940 Act, giving effect to any applicable order or orders of the Commission or any rules or regulations adopted by, or interpretative releases, no-action letters or other positions of, the Commission or its staff.

15. This Agreement may be executed in one or more counterparts, each of which shall be deemed to be an original.

16. This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to the conflicts of law principles thereof.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the date first listed above.